Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Sep. 30, 2023
Current assets
Cash	$ 205	$ 89
Accounts receivable, net	1,478	53
Inventory	1,906	319
Prepaid expenses and other current assets	481	369
Total current assets	4,070	830
Property and equipment, net	1,915	1,859
Intangible assets, net	18,570	5,287
Goodwill	15,206	5,217
Operating lease right-of-use assets	1,086	1,030
Deferred transaction costs		4,125
Other assets	430	400
Total assets	41,277	18,748
Current liabilities
Accounts payable	10,572	8,995
Accrued expenses and other current liabilities	8,839	4,519
Deferred purchase consideration	2,466
Notes payable	723	1,286
Simple agreements for future equity (“SAFEs”)		1,512
Operating lease liabilities, current	406	318
Total current liabilities	25,501	20,423
Earnout liability	2,960
PIPE make-whole liability	1,949
Deferred tax liability	361	86
Operating lease liabilities, noncurrent	1,139	1,280
Other noncurrent liabilities	831
Total liabilities	32,741	21,789
Commitments and contingencies (Note 14)
Stockholders’ equity (deficit)
Additional paid-in capital	101,456	78,421
Accumulated deficit	(92,920)	(83,762)
Total stockholders’ equity (deficit)	8,536	(5,341)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)	41,277	18,748
Related Party
Current liabilities
Notes payable – related parties	2,495	3,793
Founders Convertible Preferred Stock
Redeemable convertible preferred stock
Convertible Preferred Stock
Series A Convertible Preferred Stock
Redeemable convertible preferred stock
Convertible Preferred Stock		2,300
Legacy Mobix Common Stock
Stockholders’ equity (deficit)
Common stock, value
Class A Common Stock
Stockholders’ equity (deficit)
Common stock, value
Class B Common Stock
Stockholders’ equity (deficit)
Common stock, value